Stockholders' Deficiency: Schedule of Warrants Outstanding (Details) - USD ($)	3 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Details
Class of Warrant or Right, Outstanding	215,469	454,860	380,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.8007	$ 0.8030
Warrants Adjusted		74,860
Warrants Adjusted Exercise Price		$ (0.1970)
Less: Exercised Warrants	$ (15,569)
Weighted Average Exercise Price of Exercised Warrants	$ 0.8350
Less: Expired Warrants	$ (223,822)
Weighted Average Exercise Price of Expired Warrants	$ 0.8030